Related parties	12 Months Ended
Nov. 30, 2022
Related party transactions [abstract]
Related parties
29.	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer, the Senior Vice President and Chief Financial Officer, the Global Commercial Officer and the Senior Vice President and Chief Medical Officer.
Key management personnel compensation comprises:

	2022	2021

Short-term employee benefits	$3,191	$2,690
Post-employment benefits	86	72
Share-based compensation	2,078	1,243

	$5,355	$4,005

As at November 30, 2022, the key management personnel controlled 0.8% (2021 – 0.7%) of the voting shares of the Company and held 0.3% (2021 – 0.2%) of the convertible unsecured senior notes.